Supplementary Cash Flow Information - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Cash Flow, Supplemental [Line Items]
Equipment and software acquired under capital lease obligations	$ 14.8	$ 5.3	$ 8.1